Organization and Principal Activities (Tables)	12 Months Ended
Aug. 31, 2020
Organization and Principal Activities
Schedule of Group's subsidiaries, the VIEs and the major subsidiaries of the VIEs

			Percentage
			of direct or
			indirect
	Date of		ownership
	incorporation/	Place of	by the
Entity	acquisition	incorporation	Company	Principal activities
			Direct
Subsidiaries:
OneSmart Edu Inc. (“OneSmart BVI”)	June 16, 2016	BVI	100%	Holding company
OneSmart Edu (HK) Limited (“OneSmart HK”)	July 11, 2017	Hong Kong	100%	Holding company
OneSmart Great Edu (HK) Limited (“Great EDU”)	Sept 11, 2018	Hong Kong	100%	Holding company
OneSmart Online Edu Inc. (“OneSmart Online”)	December 4, 2019	Cayman	90%	Holding company
Yimi Education Technology Inc. (“Yimi Cayman”)	February 1, 2020	Cayman	90%	Holding company
Yimi Education Technology (HK) Limited (“Yimi HK”)	February 1, 2020	Hong Kong	90%	Holding company
Shanghai Jing Xue Rui Information and Technology Co., Ltd. (“Shanghai Jing Xue Rui” or “WFOE”)	September 28, 2011	PRC	100%	Educational technology research and development
Yimi Education Technology (Shanghai) Co., Ltd (“Yimi Shanghai” or “WFOE”)	February 1, 2020	PRC	90%	Educational technology research and development

			Indirect
VIEs:
Shanghai OneSmart Education and Training Co., Ltd. (“Shanghai OneSmart”)	September 11, 2007	PRC	100%	K12 post-class education program services
Shanghai Rui Si Technology Information Consulting Co., Ltd. (“Shanghai Rui Si”)	June 8, 2009	PRC	100%	Early childhood education services
Xiangyuan (Shanghai) Education Technology Co., Ltd. (“Shanghai Xiangyuan”)	December 6, 2019	PRC	100%	K12 post-class online education program services

Subsidiaries of VIEs:
Beijing Jingrui Peiyou Education Consulting Co., Ltd. (“Beijing Jingrui Peiyou”)	July 5, 2010	PRC	100%	K12 post-class education program services
Nanjing Jingrui Education Information Consulting Co., Ltd. (“Nanjing Jingrui”)	March 31, 2011	PRC	100%	K12 post-class education program services
Hangzhou OneSmart Education Information Consulting Co., Ltd. (“Hangzhou OneSmart”)	April 2, 2011	PRC	100%	K12 post-class education program services
Guangzhou Jingxuerui Education Information Consulting Co., Ltd. (“Guangzhou OneSmart”)	June 27, 2012	PRC	100%	K12 post-class education program services
Shenzhen Jingrui Education Training Centers (“Shenzhen Jingrui”)	September 7, 2012	PRC	100%	K12 post-class education program services
Changzhou Jingrui Education Information Consulting Co., Ltd. (“Changzhou Jingrui”)	May 27, 2014	PRC	100%	K12 post-class education program services
Tianjin Huaying Education Consulting Co., Ltd. (“Tianjin Huaying”)	September 5, 2018	PRC	100%	K12 post-class education program services
Shanghai Jing Yu Investment Co., Ltd. (“Shanghai Jing Yu”)	October 23, 2015	PRC	100%	Investment holding
Wuxi Jingzhirui Education Training Centers (“Wuxi Jingzhirui”)	November 9, 2018	PRC	100%	K12 post-class education program services
Shanghai Jingsirui Education Training Centers (“Shanghai Jingsirui”)	December 7, 2015	PRC	100%	K12 post-class education program services
Shanghai FasTrack English Education Training Co., Ltd. (“FasTrack English”)	January 1, 2018	PRC	75.61%	Early childhood education services
Shanghai OneSmart Education Investment Co., Ltd. (“Shanghai OneSmart Education Investment”)	November 25, 2014	PRC	100%	Investment holding

Schedule of financial statement balances and amounts of the Company's VIEs

	As of August 31,
	2019	2020	2020
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	741,803	955,331	139,517
Restricted cash	—	64,272	9,386
Amount due from a related party	—	491	72
Short-term investments	339,742	197,910	28,903
Prepayments and other current assets	541,708	341,405	49,859
Total current assets	1,623,253	1,559,409	227,737

Non-current assets:
Property and equipment, net	539,480	554,069	80,917
Intangible assets, net	168,622	276,798	40,424
Long-term investments	1,251,016	992,652	144,968
Goodwill	815,052	1,481,401	216,345
Deferred tax assets	81,618	191,721	27,999
Amount due from a related party	18,750	20,400	2,979
Other non-current assets	510,697	638,892	93,304
Operating lease right-of-use assets	—	1,481,196	216,315
Total non-current assets	3,385,235	5,637,129	823,251
Total assets	5,008,488	7,196,538	1,050,988

1.    Organization and Principal Activities (continued)

The VIE arrangements (continued)

	As of August 31,
	2019	2020	2020
	RMB	RMB	US$
LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities	750,164	642,674	93,855
Income tax payable	66,300	93,156	13,605
Prepayments from customers	2,170,766	2,547,444	372,031
Amounts due from related parties	—	14,447	2,110
Short-term loan	249,876	789,550	115,307
Operating lease liabilities, current portion	—	483,056	70,545
Long-term loans, current portion	71,820	98,280	14,353
Total current liabilities	3,308,926	4,668,607	681,806

Non-current liabilities:
Deferred tax liabilities	55,719	71,021	10,372
Long-term loans	376,380	291,780	42,612
Unrecognized tax benefit	25,640	29,610	4,324
Other non-current liabilities	43,440	23,084	3,371
Operating lease liabilities, non-current portion	—	929,135	135,692
Total non-current liabilities	501,179	1,344,630	196,371

Total liabilities	3,810,105	6,013,237	878,177

	For the years ended August 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net revenues	2,862,692	3,964,820	3,436,926	501,932
Net income/(loss)	190,315	154,305	(683,740)	(99,854)

	For the years ended August 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash provided by operating activities	534,374	338,161	607,495	88,719
Net cash provided/(used in) by investing activities	839,810	(359,923)	(801,909)	(117,111)
Net cash (used in)/provided by financing activities	(1,832,368)	256,052	472,213	68,962
Net (decrease)/increase in cash and cash equivalents and restricted cash	(458,184)	234,290	277,799	40,570